Investments (Investments in Tax Credit Partnerships - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Carrying value of Tax Credits	$ 41	$ 42
Losses From Tax Credits	$ (1)	$ (1)	$ 3